Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

12. Related party balances and transactions

Due to related parties consist of the following:

		As of December 31,
	Relationship	2023	2024	2024
		HKD	HKD	US$
Due to Ms. Siu	Controlling Shareholder	(59,106)	—	—
Due to NCH	Common controlled by Ms. Siu	(34,184,138)	(638,243)	(82,167)

The amounts due from (to) the related parties are unsecured, interest free with no specific repayment terms. The amounts due from (to) NCH were non-trade nature, representing fund advances to NCH for its operation.

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, we also had the following transactions with related parties:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Agency income received by Neo-Concept UK from NCH	2,586,019	2,662,034	1,170,664	150,709
Purchase of apparel products from NCH	103,159,420	34,213,521	7,915,189	1,018,987
Purchase of intangible assets from NCH	—	—	15,023,180	1,934,057
Rental expense paid to NCH	720,000	720,000	720,000	92,692